Share Capital and Capital reserve - Narrative (Details)			1 Months Ended		3 Months Ended								6 Months Ended					12 Months Ended
	Jul. 10, 2025 USD ($) $ / shares	Nov. 06, 2023 USD ($)	Jul. 31, 2025 EUR (€) shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Jul. 10, 2024 $ / shares	Jul. 06, 2023 $ / shares
Disclosure of classes of share capital [line items]
Other reserves					€ (32,600,000)								€ (32,600,000)					€ (14,900,000)
Purchase of treasury shares | $		$ 500
Payments to acquire or redeem entity's shares													100,500,000		€ 19,200,000
Dividends paid, ordinary shares per share | $ / shares						$ 0.17		$ 0.17		$ 0.15		$ 0.15
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares						$ 0.17
Dividends paid, ordinary shares					23,100,000	$ 25,900,000	€ 25,300,000	$ 26,200,000	€ 22,800,000	$ 24,400,000	€ 22,300,000	$ 24,400,000	48,400,000	$ 52,100,000	€ 45,100,000	$ 48,800,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves					(37,100,000)								(37,100,000)					(19,900,000)
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts					€ 4,500,000								4,500,000					5,000,000.0
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.11																					$ 16.33	$ 17.1
Other equity instruments granted in share-based payment arrangement, per director | $	$ 36,738													140,000		$ 100,000	$ 140,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares																				$ 17.59	$ 17.5
Transaction costs																		€ 0.1
Number of shares repurchased | shares			1,790,293	1,790,293			6,246,368	6,246,368										7,415,614	7,415,614
Payments to acquire or redeem entity's shares			€ 26,500,000	$ 31,200,000									€ 100,900,000	$ 109,900,000				€ 119.6	$ 129.9
number of shares repurchased, not yet settled | shares													97,185	97,185